Called up share capital	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Called up share capital	Called up share capital
Ordinary shares
As at 30 June 2022 the issued ordinary share capital of Barclays Bank PLC comprised 2,342m (December 2021: 2,342m) ordinary shares of £1 each.
Preference shares
As at 30 June 2022 the issued preference share capital of Barclays Bank PLC of £6m (December 2021: £6m) comprised 1,000 Sterling Preference Shares of £1.00 each (December 2021: 1000); 31,856 Euro Preference Shares of €100 each (December 2021: 31,856); and 58,133 US Dollar Preference shares of $100 each (December 2021: 58,133).
There were no issuances or redemptions of ordinary or preference shares in the six months to 30 June 2022.